Right-of-use assets	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
USD
Cost
As at 1 April 2022	1,229,314
Exchange difference	(58,724)

As at 31 March 2023/1 April 2023	1,170,590
Additions	447,201
Derecognition arising from lease termination	(138,528)
Exchange difference	(82,533)

As at 31 March 2024	1,396,730

Accumulated amortisation
As at 1 April 2022	392,269
Charge for the financial year	326,992
Exchange difference	(16,186)

As at 31 March 2023/1 April 2023	703,075
Charge for the financial year	403,019
Derecognition arising from lease termination	(138,528)
Exchange difference	(50,959)

As at 31 March 2024	916,607

Carrying amount

As at 31 March 2023	467,515

As at 31 March 2024	480,123

The Group leases office premises for 3 years that which has options to extend the lease term for another 3 years upon lease expired. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and to align with the Group’s business needs. The Group had performed an assessment at lease commencement whether it is reasonably certain to exercise the extension options.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
USD (Unaudited)
Cost
As at 1 April 2023	1,170,590
Exchange difference	(144,492)
As At 30 September 2023	1,026,098
As At 1 April 2024	1,396,730
Additions	393,556
Derecognition arising from lease termination	(287,750)
Exchange difference	170,005

As at 30 September 2024	1,662,541

Accumulated amortisation
As at 1 April 2023	703,075
Charge for the financial period	155,503
Exchange difference	(117,478)
As at 30 September 2023	741,100
As at 1 April 2023	916,607
Charge for the financial period	232,510
Derecognition arising from lease termination	(287,750)
Exchange difference	95,807

As at 30 September 2024	957,174

Carrying amount

As at 30 September 2023	284,998

As at 30 September 2024	705,367

The Group leases office premises for 3 years that which has options to extend the lease term for another 3 years upon lease expired. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and to align with the Group’s business needs. The Group had performed an assessment at lease commencement whether it is reasonably certain to exercise the extension options.